LOANS AND ADVANCES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Total	$ 537,742	$ 4,188,689	$ 3,086,904
Margin Loans
Total		4,141,962	2,886,105
Other Advances
Total		$ 46,727	$ 200,799